UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                      811-8002

KOREA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

Two World Financial Center Building B, 22nd Floor New York, New York 10281-1712
(Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center Building B, 22nd Floor New York, New York 10281-1712
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:                          October 31, 2008

Date of reporting period:                        November 1, 2007 – January 31, 2008

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2008

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	56,250	$3,963,770	$4,630,635	$666,865	3.4
Automotive service components
Hyundai Motor Company	17,300	613,921	1,345,362	731,441	1.0
Passenger cars, trucks, autoparts, and commercial vehicles
Total Automotive Equipment and Parts		4,577,691	5,975,997	1,398,306	4.4

Banking and Financial Services
Daewoo Securities Co., Ltd.	118,000	1,217,275	2,894,210	1,676,935	2.1
Financial institution
Hana Financial Group Inc.	53,934	1,141,815	2,628,558	1,486,743	1.9
Commercial bank
Kookmin Bank	62,708	3,653,260	4,119,188	465,928	3.0
Commercial bank
Korea Exchange Bank	84,000	736,024	1,214,812	478,788	1.0
Commercial bank
Macquarie Korea Infrastructure Fund	459,000	3,379,556	3,355,512	(24,044)	2.4
Investment company
Shinhan Financial Group Co., Ltd.	69,500	2,208,578	3,703,820	1,495,242	2.7
Consumer and commercial-related financial services
Woori Finance Holdings Co., Ltd.	144,700	3,034,654	2,629,237	(405,417)	1.9
Diversified finance services
Total Banking and Financial Services		15,371,162	20,545,337	5,174,175	15.0

Consumer Electronics
LG Electronics Inc	65,300	4,031,986	6,226,625	2,194,639	4.5
Digital display equipment
LG Philips LCD Co., Ltd.†	117,000	4,568,832	4,946,019	377,187	3.6
Digital display equipment
Samsung Electronics Co., Ltd.	18,958	4,306,844	11,951,062	7,644,218	8.7
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		12,907,662	23,123,706	10,216,044	16.8

Food and Beverages
Hite Brewery Co., Ltd.	29,000	3,863,484	3,809,927	(53,557)	2.8
Alcoholic and non-alcoholic beverages
Lotte Chilsung Beverage Co., Ltd.	2,500	2,713,688	2,892,409	178,721	2.1
Alcoholic and non-alcoholic beverages
Total Food and Beverages		6,577,172	6,702,336	125,164	4.9

Iron and Steel
POSCO	26,450	4,780,835	14,263,972	9,483,137	10.4
Hot and cold rolled steel products
Total Iron and Steel		4,780,835	14,263,972	9,483,137	10.4

Miscellaneous Manufacturing
Hanjin Heavy Industries & Construction Holdings Co., Ltd.†	71,634	1,133,446	3,134,486	2,001,040	2.3
Heavy construction
Hynix Semiconductor Inc.†	76,000	1,794,127	2,093,553	299,426	1.5
Semiconductors
Hyundai Development Company	75,000	5,462,866	5,268,316	(194,550)	3.8
Apartment and housing construction
Hyundai Heavy Industries Co., Ltd.	16,300	5,493,277	5,388,144	(105,133)	3.9
Shipbuilding
KT&G Corporation.	21,500	540,456	1,845,103	1,304,647	1.4
Cigarettes and other tobacco products
STX Engine Co., Ltd.	67,500	2,043,114	3,264,687	1,221,573	2.4
Diesel and specific engines for ships and munitions
Total Miscellaneous Manufacturing		16,467,286	20,994,289	4,527,003	15.3

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2008
					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Oil and Gas
SK Energy Co., Ltd.	15,492	763,451	1,862,946	1,099,495	1.4
Refines, markets, and distributes oil
S-Oil Corporation	23,000	1,116,343	1,596,122	479,779	1.1
Petroleum and related products
Total Oil and Gas		1,879,794	3,459,068	1,579,274	2.5

Retail
CJ Home Shopping…	35,000	2,557,721	2,084,018	(473,703)	1.6
Miscellaneous products
Shinsegae Co., Ltd.	6,660	1,426,328	4,311,342	2,885,014	3.1
Department store chain
Total Retail		3,984,049	6,395,360	2,411,311	4.7

Services
Daewoo Shipbuilding & Marine Engineering Co., Ltd,	127,000	4,703,195	3,955,925	(747,270)	2.9
Shipbuilding
GS Engineering & Construction Corp.	21,000	2,007,303	2,514,171	506,868	1.8
Contracts civil engineering and achitectural works
Infopia Co., Ltd.†	40,000	3,202,616	1,801,134	(1,401,482)	1.3
Patient monitoring equipment
LG Corp.	48,000	1,324,353	2,730,942	1,406,589	2.0
Holding company
Samsung Fire & Marine Insurance Co., Ltd.	44,500	7,600,717	8,840,123	1,239,406	6.4
Non-life insurance
Total Services		18,838,184	19,842,295	1,004,111	14.4

Telecommunications
LG Dacom Corporation	163,000	2,598,951	3,246,702	647,751	2.4
Internet services
Total Telecommunications		2,598,951	3,246,702	647,751	2.4

Transportation
Hanjin Shipping Co., Ltd.	71,700	2,604,479	2,480,272	(124,207)	1.8
Marine transportation
Korean Air Lines Co., Ltd.	71,000	6,185,759	5,070,085	(1,115,674)	3.7
Air transportation services
Total Transportation		8,790,238	7,550,357	(1,239,881)	5.5

TOTAL KOREAN COMMON STOCKS		96,773,024	132,099,419	35,326,395	96.3

TOTAL INVESTMENTS		$96,773,024	$132,099,419	$35,326,395	96.3

OTHER ASSETS LESS LIABILITIES, NET			5,302,336		3.7

NET ASSETS			$137,401,755		100.0

† Non- Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 39,971,432. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,645,037.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of January 31, 2008.

Korean won	KRW	943.85	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:   March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   March 6, 2008

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